ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2011
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

Introduction of the Group

AirMedia Group Inc. ("AirMedia" or the "Company") was incorporated in the Cayman Islands on April 12, 2007.

AirMedia, its subsidiaries, its variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") operate its out-of-home advertising network, primarily air travel advertising network, in the People's Republic of China (the "PRC").

As of December 31, 2011, details of the Company's subsidiaries, VIEs and VIE's subsidiaries are as follows:

	Date of		Percentage of
	incorporation/	Place of	economic
Name	acquisition	incorporation	ownership
Intermediate Holding Company:
Broad Cosmos Enterprises Ltd.	June 26, 2006	British Virgin Islands ("BVI")	100%
AirMedia International Limited ("AM International")	July 14, 2007	BVI	100%
AirMedia (China) Limited ("AM China")	August 5, 2005	Hong Kong	100%
Excel Lead International Limited ("Excel Lead")	August 1, 2008	BVI	100%
Dominant City Ltd. ("Dominant City")	July 1, 2009	BVI	100%
Easy Shop Ltd. ("Easy Shop")	January 1, 2010	BVI	100%
Subsidiaries:
AirMedia Technology (Beijing) Co., Ltd. ("AM Technology")	September 19, 2005	the PRC	100%
Shenzhen AirMedia Information Technology Co., Ltd. ("Shenzhen AM")	June 6, 2006	the PRC	100%
Xi'an AirMedia Chuangyi Technology Co., Ltd. ("Xi'an AM")	December 31, 2007	the PRC	100%
Glorious Star Investment Limited ("Glorious Star")	August 1, 2008	Hong Kong	100%
VIEs:
Beijing Shengshi Lianhe Advertising Co., Ltd. ("Shengshi Lianhe")	August 7, 2005	the PRC	100%
AirMedia Advertising Group Co., Ltd. (Formerly Beijing AirMedia Advertising Co., Ltd.) ("AM Advertising")	November 22, 2005	the PRC	100%
Beijing AirMedia UC Advertising Co. Ltd. ("AirMedia UC")	January 1, 2007	the PRC	100%
Beijing Yuehang Digital Media Advertising Co. Ltd. ("AM Yuehang")	January 16, 2008	the PRC	100%

	Date of		Percentage of
	incorporation/	Place of	economic
Name	acquisition	incorporation	ownership
VIE's subsidiaries:
AirTV United Media & Culture Co., Ltd. ("AirTV United")	October 10, 2006	the PRC	75%
Beijing AirMedia Film & TV Culture Co. Ltd. ("AM Film")	September 13, 2007	the PRC	100%
Flying Dragon Media Advertising Co., Ltd. ("Flying Dragon")	August 1, 2008	the PRC	80%
Wenzhou AirMedia Advertising Co., Ltd. ("AM Wenzhou")	October 17, 2008	the PRC	100%
Beijing Weimei Lianhe Advertising Co., Ltd. ("Weimei Lianhe")	March 10, 2009	the PRC	100%
Beiijng Shengshi Lixin Culture & Media Co., Ltd. ("Shengshi Lixin")	June 1, 2009	the PRC	100%
Hainan Jinhui Guangming Media Advertising Co., Ltd. ("Hainan Jinhui")	June 23, 2009	the PRC	100%
Beijing Youtong Hezhong Advertising Media Co. Ltd. (Formerly Beijing Union of Friendship Advertising Media Co., Ltd.) ("Youtong")	July 1, 2009	the PRC	100%
Beijing AirMedia Jinshi Advertising Co., Ltd. ("AM Jinshi")	July 7, 2009	the PRC	80%
Tianjin AirMedia Jinshi Advertising Co., Ltd. ("TJ Jinshi")	September 8, 2009	the PRC	100%
Tianjin AirMedia Advertising Co., Ltd. ("TJ AM")	September 21, 2009	the PRC	100%
AirMedia City (Beijing) Outdoor Advertising Co., Ltd. ("AM Outdoor")	January 1, 2010	the PRC	100%
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding")	February 1, 2010	the PRC	75%
Beijing Weimei Shengjing Advertising Co., Ltd. ("Weimei Shengjing")	April 28, 2011	the PRC	100%
Beijing AirMedia Jinsheng Advertising Co., Ltd. ("AM Jinsheng")	April 28, 2011	the PRC	100%

The VIE arrangements

Chinese regulations currently limit foreign ownership of companies that provide advertising services, including out-of-home television advertising services. Since December 30, 2005, foreign investors have been permitted to own directly 100% interest in PRC advertising companies if the foreign investor has at least three years of direct operations of advertising business outside of the PRC.

The Group therefore conducts substantially all of its activities through the VIEs, i.e. Shengshi Lianhe, AM Advertising, AirMedia UC and AM Yuehang, and the VIEs' subsidiaries. The VIEs have entered into a series of agreements with AM Technology as below:

• Technology support and service agreement: AM Technology provides exclusive technology supports and consulting services to the VIEs and VIEs are required to pay AM Technology for the technical and consulting services they are provided. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, Shengshi Lianhe and AirMedia UC, or 1.0% in the case of AM Yuehang, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology support and service agreements are effective for ten years and such term is automatically renewed upon its expiry.

• Technology development agreement: VIEs exclusively engage AM Technology to provide technology development services. AM Technology owns the intellectual property rights developed in the performance of these agreements. The VIEs pay to AM Technology annual service fees in the amount that guarantee that the VIEs can achieve, after deducting such service fees payable to AM Technology, a net cost-plus rate of no less than 0.5% in the case of AM Advertising, Shengshi Lianhe and AirMedia UC, which final rate should be determined by AM Technology. The "net cost-plus rate" refers to the operating profit as a percentage of total costs and expenses of a certain entity. The technology development agreements are effective for ten years and such terms is automatically renewed upon its expiry.

• Call option agreement: Under the call option agreements, the shareholders of VIEs irrevocably granted AM Technology or its designated third party an exclusive option to purchase from VIEs' shareholders, to the extent permitted under PRC law, all the equity interests in the VIEs, as the case may be, for the minimum amount of consideration permitted by the applicable law without any other conditions. In addition, AM Technology will act as guarantor of VIEs in all operation related contracts, agreements and transactions and commit to provide loans to support the business development needs of VIEs or when the VIEs are suffering operating difficulties. The term of call option agreement is ten years and such terms will be renewed upon expiry at AM Technology's sole discretion.

• Equity pledge agreement: Under the equity pledge agreements, the shareholders of the VIEs pledged all of their equity interests, including the right to receive declared dividends, in the VIEs to AM Technology to guarantee VIEs' performance of its obligations under the technology support and service agreement and the technology development agreement. The agreement is effective for as long as the technology support and service agreements and technology development agreement are effective.

• Authorization letter: Each shareholder of the VIEs has executed an authorization letter to authorize AM Technology to exercise certain of its rights, including voting rights, the rights to enter into legal documents and the rights to transfer any or all of its equity interest in the VIEs. Such authorization letters will remain effective during the operating periods of the VIEs. The authorization is effective for ten years and such term is renewed upon its expiry at AM Technology's sole discretion.

Through the above contractual arrangements, AM Technology has obtained 100% of shareholders' voting interest in the VIEs, has the right to receive all dividends declared and paid by the VIEs and may receive substantially all of the net income of the VIEs through the technical support and service fees as determined by AM Technology. Accordingly, the Group has consolidated the VIEs because, through AM Technology, it has (1) the power to direct the activities of the VIEs that most significantly affect its economic performance and (2) the right to receive substantially all of the benefits that could be potentially significant to the VIEs. Other than the contractual arrangements described above, because the management and certain employees of AM Technology also serve in the VIEs as management or employees, certain operating costs paid by AM Technology, such as payroll costs and office rental, were recharged to the VIEs.

One of the Company's subsidiaries, AM China, the 100% shareholder of AM Technology and Xi'an AM, has been engaged in the advertising business in Hong Kong since September 2008. Since it has operated as an advertising business for more than three years, AM China and its subsidiaries may apply for the required licenses to provide advertising services in China.

Risks in relation to the VIE structure

The Group believes that the VIE arrangements are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Group and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Group's ability to enforce these contractual arrangements and if the shareholders of the VIEs were to reduce their interest in the Group, their interests may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Group's ability to control the VIEs also depends on the authorization letters that AM Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Group believes the rights granted by the authorization letters is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could:

• revoking the business and operating licenses of the Group's PRC subsidiaries and affiliates;

• discontinuing or restricting the Group's PRC subsidiaries' and affiliates' operations;

• imposing conditions or requirements with which the Group or its PRC subsidiaries and affiliates may not be able to comply; or

• requiring the Group or its PRC subsidiaries and affiliates to restructure the relevant ownership structure or operations;

The imposition of any of these penalties may result in a material and adverse effect on the Group's ability to conduct the Group's business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and its subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC Government would result in the liquidation of the Group, AM Technology, or the VIEs.

There are no consolidated VIEs' assets that are collateral for the VIEs' obligations and can only be used to settle the VIEs' obligations.

The following financial statement amounts and balances of AirMedia's VIEs were included in the accompanying consolidated financial statements as of and for the years ended December 31:

	As of December 31,
	2010	2011
Total current assets	$151,286	$184,788
Total non-current assets	64,835	63,187
Total assets	216,121	247,975
Total current liabilities	59,448	83,573
Total non-current liabilities	4,761	3,800
Total liabilities	$64,209	$87,373

	For the years ended December 31,
	2009	2010	2011

Net revenues	$148,868	$229,989	$268,866
Net (loss)/income	(34,425)	7,425	(2,543)
Net cash provided by (used in) operating activities	11,361	(1,445)	5,251
Net cash used in investing activities	(14,265)	(11,664)	(538)
Net cash provided by (used in) financing activities	2,195	(1,091)	-